Segment Information - Summary of Geographic Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of geographical areas [line items]
Non-current assets	¥ 6,362,071	$ 983,121	¥ 5,862,470
People's Republic of China [member]
Disclosure of geographical areas [line items]
Non-current assets	6,268,004	968,585	5,764,591
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	¥ 94,067	$ 14,536	¥ 97,879